Shareholders Deficit (Details Textual) - USD ($)				1 Months Ended	3 Months Ended			12 Months Ended
	Nov. 12, 2018	Nov. 01, 2018	Oct. 19, 2018	Oct. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2019	Dec. 21, 2018	Dec. 07, 2018	Oct. 22, 2018	Oct. 03, 2018	Sep. 25, 2018	Sep. 20, 2018	Jun. 13, 2018	May 25, 2018	May 16, 2018	May 15, 2018	May 14, 2018	May 08, 2018	May 04, 2018	May 01, 2018	Apr. 26, 2018	Apr. 17, 2018	Apr. 16, 2018	Apr. 12, 2018	Jan. 26, 2018	Jan. 24, 2018
Shareholders Deficit (Textual)
Common stock, shares authorized (in shares)					500,000,000			500,000,000	500,000,000
Common stock, par value (in Dollars per share)					$ 0.001			$ 0.001	$ 0.001
Series A convertible preferred stock, shares authorized (in shares)					2,000,000			2,000,000	2,000,000
Series A convertible preferred stock, par value (in dollars per share)					$ 0.001			$ 0.001	$ 0.001
Pre Articles of Incorporation amendment authorized common stock (in shares)								125,000,000
Common stock, value					$ 204,197			$ 201,697	$ 157,785
Note face amount								$ (98,903)	$ 152,000
Series A convertible preferred stock, shares outstanding (in shares)					13,602			13,602	13,602
Preferred stock, amount of preferred dividends in arrears					$ 196,000			$ 187,000
Series A convertible preferred stock, liquidation preference (in dollars per share)					$ 25.00			$ 25.00
Series A convertible preferred stock, dividend rate (in percent)					6.50%			6.50%
Valuation of dividends payable in shares, percent					95.00%			95.00%
Amount of dividend rate increase if distribution not made within five business days following dividend payment date (in Percent)								1.00%
Series A convertible preferred stock, dividend rate increased					10.00%			7.50%
Series A convertible preferred stock, increased dividend rate					7.50%			10.00%
Preferred stock conversion price per share (in dollars per share)								$ 12.00
Minimum percent of closing stock price (in percent)								140.00%
Notice period for company redemption of preferred stock								30 days
Purchase price per share, percent of liquidation preference required of company to holders of Series A convertible preferred stock (in percent)								100.00%
Purchase price per share, percent of liquidation preference required of company on change of control (in Percent)								101.00%
Percent discounting of common stock								5.00%
Purchase of preferred stock (in shares)							93,570
Payment for the purchase and cancellation of shares of company series A convertible preferred stock							$ 58,000
Reversal of convertible preferred stock dividend accrual							$ 331,000
Share-based compensation expense					$ 122,950	$ 20,955		$ 380,982	$ 89,013
Share-based compensation, options granted (in shares)								13,750,000	14,000,000
Share-based compensation, options outstanding, weighted average exercise price (in dollars per share)								$ 0.1037	$ 0.1357
Options exercisable (in shares)								9,712,500
Description of amendment to increase our authorize common stock					A certificate of amendment to increase our authorize common stock from 125,000,000 to 500,000,000 shares was filed and accepted and recorded by the Secretary of State of the State of Delaware on March 3, 2016.
Liquidation preference percentage					6.50%
Discount of the common stock on purchase date					95.00%
Reserved possible issuance					50,000,000
Unrecognized compensation cost								$ 536,000
Stock Option [Member]
Shareholders Deficit (Textual)
Share-based compensation, option awards, granted (in shares)					0
Share-based compensation, options granted (in shares)								27,750,000	14,000,000	32,000
Share-based compensation, options outstanding, weighted average exercise price (in dollars per share)					$ 0.104			$ 0.1037	$ 0.136	$ 0.000
Share-based compensation, options outstanding, weighted average remaining contractual term					6 years 2 months 12 days			6 years 6 months	4 years 2 months 26 days
Options outstanding aggregate intrinsic value					$ 1,048,000			$ 0	$ 0
Options exercisable (in shares)					12,145,000			9,712,500	0
Unrecognized compensation costs related to unvested equity awards, net of estimated forfeitures					$ 429,000			$ 536,000	$ 97,000	$ 0
Weighted average basis over a period								1 year 6 months	2 years 3 months	0 years
Non Plan Option [Member]
Shareholders Deficit (Textual)
Share-based compensation, options granted (in shares)	13,500,000
Share-based compensation, options outstanding, weighted average exercise price (in dollars per share)	$ 0.07
Description of vesting schedule	Vesting schedule of 36% on grant date and 4% each month to February 2020.
Two Board of Director [Member] | Stock Option [Member] | $.05 per Share Price [Member]
Shareholders Deficit (Textual)
Common stock, par value (in Dollars per share)									$ 0.001
Share-based compensation, option awards, granted (in shares)									2,000,000
Number of options vesting on first anniversary from grant date (in shares)									500,000
Number of options vesting monthly from grant date (in shares)									62,500
Term of options vest monthly									24 months
Term of options									5 years
Two Board of Director [Member] | Stock Option [Member] | $.25 per Share Price [Member]
Shareholders Deficit (Textual)
Common stock, par value (in Dollars per share)									$ 0.001
Share-based compensation, option awards, granted (in shares)									1,500,000
Term of options									5 years
Cumulative revenue targeted									$ 5,000,000
Fettig Parties [Member]
Shareholders Deficit (Textual)
Compensation for legal services				$ 5,000
Fees for legal services				9,825
Additional consideration				$ 2,175
Purchase of preferred stock (in shares)				5,000,000
Independent Consultant [Member] | Non Plan Option [Member]
Shareholders Deficit (Textual)
Share-based compensation, options granted (in shares)	1,000,000
Messrs. Bradford T. Adamczyk and Jonathan R. Barcklow [Member] | Non Plan Option [Member]
Shareholders Deficit (Textual)
Share-based compensation, options granted (in shares)	5,000,000
Mr. John E. Schultz Jr [Member] | Non Plan Option [Member]
Shareholders Deficit (Textual)
Share-based compensation, options granted (in shares)	2,500,000
Vendor [Member]
Shareholders Deficit (Textual)
Number of common stock issued																															1,242,710
Common stock, value																															$ 38,524
Vendor [Member] | Non Plan Option [Member]
Shareholders Deficit (Textual)
Share-based compensation, options granted (in shares)		250,000
Share-based compensation, options outstanding, weighted average exercise price (in dollars per share)		$ 0.13
Number of shares vested (in shares)		62,500
Additional vesting shares (in shares)		62,500
Subscription Agreements [Member] | Non Affiliated Individuals [Member]
Shareholders Deficit (Textual)
Number of common stock issued		2,000,000	2,000,000					1,000,000				1,000,000	1,000,000	500,000	1,500,000		2,000,000	2,333,333	10,000,000	333,333	500,000	500,000	2,000,000	500,000		1,500,000	1,666,667	500,000	2,000,000
Common stock, value		$ 120,000	$ 20,000					$ 60,000				$ 60,000	$ 60,000	$ 30,000	$ 90,000		$ 120,000	$ 140,000	$ 600,000	$ 20,000	$ 30,000	$ 30,000	$ 120,000	$ 30,000		$ 90,000	$ 100,000	$ 30,000	$ 120,000
Interest rate terms			The note is non-interest bearing.
Frequency of periodic payment			To be paid in five monthly payments.
Periodic payment			$ 20,000
Date of first required payment			Nov. 20, 2018
Note face amount			$ 100,000					$ 60,000
Subscription Agreements [Member] | Non Affiliated Individuals [Member] | Subsequent Event [Member]
Shareholders Deficit (Textual)
Note face amount					$ 60,000
Subscription Agreements [Member] | 3 Non-Affiliated Individuals [Member] | Subsequent Event [Member]
Shareholders Deficit (Textual)
Number of common stock issued											2,500,000
Common stock, value											$ 150,000
Subscription Agreements [Member] | Two Individual [Member]
Shareholders Deficit (Textual)
Number of common stock issued																1,000,000
Common stock, value																$ 60,000
Subscription Agreements [Member] | Individual [Member]
Shareholders Deficit (Textual)
Number of common stock issued																						3,333,333
Common stock, value																						$ 200,000
Subscription Agreements [Member] | Non Affiliated Individuals [Member]
Shareholders Deficit (Textual)
Number of common stock issued			2,000,000
Interest rate terms			The note is non-interest bearing.
Frequency of periodic payment			To be paid in five monthly payments.
Periodic payment			$ 20,000
Date of first required payment			Nov. 20, 2018
Note face amount			$ 1,000,000
Subscription Agreements [Member] | Two Board of Director [Member]
Shareholders Deficit (Textual)
Number of common stock issued																									1,000,000
Common stock, value																									$ 60,000
Mutual Release and Hold Harmless Agreement [Member] | Fettig Parties [Member]
Shareholders Deficit (Textual)
Common stock, par value (in Dollars per share)				$ 0.001
Number of common stock issued				5,000,000
Financial Services Agreement [Member] | BMA Securities [Member]
Shareholders Deficit (Textual)
Number of common stock issued																														5,000,000
Common stock, value																														$ 150,000